PGIM S&P 500 Max Buffer ETF - April Expense Example - PGIM S&P 500 Max Buffer ETF - April - No Share Class	Nov. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 628